Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)		3 Months Ended				9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Numerator:
Net loss	$ (5,000)	$ (2,258,949)	$ (1,399,497)	$ (371,642)	$ (97,764)	$ (4,030,088)
Common Class A [Member]
Numerator:
Allocation of net income (loss)		$ (1,768,609)				$ (3,155,294)
Denominator
Basic and diluted weighted average shares outstanding		27,600,000				27,600,000
Basic and diluted net income (loss) per common stock		$ (0.06)				$ (0.11)
Common Class A [Member] | Common Stock Subject to Mandatory Redemption [Member]
Numerator:
Interest Income					0
Net loss					$ 0
Denominator
Basic and diluted weighted average shares outstanding					27,600,000
Basic and diluted net income (loss) per common stock					$ 0.00
Common Class A And B [Member]
Numerator:
Allocation of net income (loss)		$ (490,340)				$ (874,794)
Denominator
Basic and diluted weighted average shares outstanding	6,000,000	7,652,000			7,236,000	7,652,000
Basic and diluted net income (loss) per common stock	$ 0.00	$ (0.06)			$ (0.01)	$ (0.11)
Common Class A And B [Member] | Common Stock Subject To Non Redeemable [Member]
Numerator:
Net loss					$ (97,764)
Redeemable Net Earnings					0
Non-Redeemable Net Loss					$ (97,764)
Denominator
Basic and diluted weighted average shares outstanding					7,236,000
Basic and diluted net income (loss) per common stock					$ (0.01)